Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the majority of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans up to $1,500,000 (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement signed on December 21, 2021 and requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). In addition, our initial stockholders, any anchor investors holding Founder Shares and their respective permitted transferees are entitled to make up to three demands, excluding short form demands, that the Company register such securities. Notwithstanding the foregoing, the Company shall use its best efforts to file a registration statement within 30 days of our business combination to register such securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

On December 21, 2021 the Company paid a cash underwriting commission of $0.20 per Unit, or $3,000,000 in the aggregate. On December 21, 2021, the underwriters also reimbursed the Company for $500,000 of transaction costs incurred by the Company. Following the reimbursement, the underwriters’ net commission was $2,500,000 or $0.17 per Unit.

The Company granted the underwriters a 45-day option from the date of the Public Offering to purchase up to 2,250,000 additional Units at the Public Offering price less the underwriting discounts and commissions, which was partially exercised on January 11, 2022.

On January 11, 2022, the Company paid a cash underwriting commission of $0.20 per Unit or $300,000 in the aggregate in connection with the underwriters’ partial exercise of the over-allotment option.

The underwriters were entitled to deferred underwriting commissions of $0.35 per Unit, or $5,775,000 in the aggregate. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In June 2023 BofA Securities, Inc., one of the underwriters, waived their portion of the deferred underwriting fee which is reflected in the condensed balance sheet and the condensed statements of changes in stockholders’ deficit. Therefore, the deferred underwriting fee was reduced by $4,042,500. As a result of the reductions, the outstanding deferred underwriting fee payable was reduced to $1,732,500.

Legal Advisory Agreement

On July 7, 2022, the Company signed an agreement with a legal advisor that will represent the Company on corporate and securities compliance matters related to its pursuit of a Business Combination. According to the terms of the agreement, the Company was obligated to pay a retainer fee of $50,000 upon the signing of this agreement, and is further obligated to pay up to an additional $200,000 when certain milestones are met prior to the closing of the Business Combination. Legal fees incurred in connection with the business combination above $250,000 will be due and payable upon completion of the Business Combination. The initial retainer fee of $50,000 was paid as of January 30, 2023. The amount of legal fees recorded as part of the Company’s accrued expenses was $1,102,129 as of June 30, 2023.

M&A Advisory Agreement

On October 13, 2022, the Company signed an agreement with an advisor to assist the Company on merger and acquisition matters as they relate to a Business Combination. According to the terms of the agreement, as amended on July 7, 2023, the Company is obligated to pay the advisor a fee determined as a percentage of the enterprise value of a target. The percentage ranges from 0.5%, which would apply to an enterprise value of $600,000,000 or more, and 1.5%, which would apply to an enterprise value of $200,000,000 or less. The advisory fee is payable by the Company to the advisor in shares of the Company’s Class A common stock at $10.00 per share. The Company has not recorded any advisory fees through June 30, 2023 as stock compensation recognition criteria per ASC 718-10-25 have not been met.

Private Placement Agreements

On October 13, 2022, the Company signed a private placement agreement with an agent to assist the Company with the private placement of the Company’s stock or other securities. According to the terms of the agreement, as amended on July 7, 2023, the Company is obligated to pay the agent, concurrently with the consummation of the placement, a fee determined as 2% of gross receipts from the placement. The advisory fee is payable in shares of the Company’s Class A common stock at $10.00 per share. No fee has been recorded by the Company through June 30, 2023 as this private placement has not yet taken place.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the majority of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans up to $1,500,000 (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement signed on December 21, 2021 and requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). In addition, our initial stockholders, any anchor investors holding Founder Shares and their respective permitted transferees are entitled to make up to three demands, excluding short form demands, that the Company register such securities. Notwithstanding the foregoing, the Company shall use its best efforts to file a registration statement within 30 days of our business combination to register such securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

On December 21, 2021 the Company paid a cash underwriting commission of $0.20 per Unit, or $3,000,000 in the aggregate. On December 21, 2021, the underwriters also reimbursed the Company for $500,000 of transaction costs incurred by the Company. Following the reimbursement, the underwriters’ net commission was $2,500,000 or $0.17 per Unit.

The Company granted the underwriters a 45-day option from the date of the Public Offering to purchase up to 2,250,000 additional Units at the Public Offering price less the underwriting discounts and commissions, which was partially exercised on January 11, 2022.

On January 11, 2022, the Company paid a cash underwriting commission of $0.20 per Unit or $300,000 in the aggregate in connection with the underwriters’ partial exercise of the over-allotment option.

The underwriters are entitled to deferred underwriting commissions of $0.35 per Unit, or $5,775,000 in the aggregate. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Legal Advisory Agreement

On July 7, 2022, the Company signed an agreement with a legal advisor that will represent the Company on corporate and securities compliance matters related to its pursuit of a Business Combination. According to the terms of the agreement, the Company was obligated to pay a retainer fee of $50,000 upon the signing of this agreement, and is further obligated to pay up to an additional $200,000 when certain milestones are met prior to the closing of the Business Combination. Legal fees incurred in connection with the business combination above $250,000 will be due and payable upon completion of the Business Combination. The initial retainer fee of $50,000 was paid as of January 30, 2023. The amount of legal fees recorded as part of Company’s Accounts payable and Accrued expenses was $254,019 as of December 31, 2022.